Income Tax - Reconciliation of deferred tax assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	$ 9,549	$ 4,047	$ 3,212
Deferred tax benefit (expense)	11,773	19,994	(15,916)
Deferred tax assets	36,174	35,351
Deferred tax liabilities	(26,625)	(31,304)
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	9,747	7,197
Provisions, accruals and prepayments	45,711	19,561
Deferred revenue	86,722	45,874
Unrealized foreign currency exchange gains	3,569	92
Unused tax losses	814,106	616,667
Intangible assets	1,682,610	1,818,086
Tax benefit from share plans- income	69,113	54,066
Tax benefit from share plans- equity	74,631	89,151
Capital loss	0	1,291
Carried forward tax credits- credited to profit and loss	100,251	70,259
Unrealized loss on investments	1,541	0
Other, net	28,063	10,787
Items for which no deferred tax assets is recognized	2,916,064	2,733,031
Reconciliation of deferred tax assets, net
Balance at the beginning of	4,047	3,212
Deferred tax expense for the year	11,773	19,994
Debited to equity	(6,147)	(17,867)
Impact from business combinations	(97)	(1,401)
Currency revaluation impact	(27)	109
Balance at the end of	9,549	4,047	3,212
Depreciation for tax purposes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	275	500
Deferred tax benefit (expense)	(215)	465	(2,564)
Reconciliation of deferred tax assets, net
Balance at the beginning of	500
Balance at the end of	275	500
Provisions, accruals and prepayments
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(1,427)	152
Deferred tax benefit (expense)	(1,843)	240	(7,164)
Reconciliation of deferred tax assets, net
Balance at the beginning of	152
Balance at the end of	(1,427)	152
Deferred revenue
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(948)	697
Deferred tax benefit (expense)	(1,198)	3,775	(23,932)
Reconciliation of deferred tax assets, net
Balance at the beginning of	697
Balance at the end of	(948)	697
Unrealized foreign currency exchange losses (gains)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	9	(1,414)
Deferred tax benefit (expense)	1,422	(986)	(101)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(1,414)
Balance at the end of	9	(1,414)
Unrealized investment gains
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(23,150)	(26,133)
Deferred tax benefit (expense)	5,269	421	(405)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(26,133)
Balance at the end of	(23,150)	(26,133)
Carried forward tax losses
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	7,610	5,893
Deferred tax benefit (expense)	1,970	3,430	(409)
Reconciliation of deferred tax assets, net
Balance at the beginning of	5,893
Balance at the end of	7,610	5,893
Carried forward tax credits—credited to profit and loss
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	9,129	3,571
Deferred tax benefit (expense)	5,555	1,055	(3,005)
Reconciliation of deferred tax assets, net
Balance at the beginning of	3,571
Balance at the end of	9,129	3,571
Intangible assets
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	15,555	17,538
Deferred tax benefit (expense)	44	9,445	13,095
Reconciliation of deferred tax assets, net
Balance at the beginning of	17,538
Balance at the end of	15,555	17,538
Tax benefit from share plans—income
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	1,143	1,012
Deferred tax benefit (expense)	162	459	331
Reconciliation of deferred tax assets, net
Balance at the beginning of	1,012
Balance at the end of	1,143	1,012
Tax benefit from share plans—equity
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	733	1,230
Deferred tax benefit (expense)	(704)	(91)	300
Reconciliation of deferred tax assets, net
Balance at the beginning of	1,230
Balance at the end of	733	1,230
Deferred foreign taxes
Reflected in the consolidated statements of financial position as follows:
Deferred tax benefit (expense)	0	0	10,605
Other, net
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	620	1,001
Deferred tax benefit (expense)	1,311	1,781	$ (2,667)
Reconciliation of deferred tax assets, net
Balance at the beginning of	1,001
Balance at the end of	$ 620	$ 1,001